QUAKER INVESTMENT TRUST
309 Technology Drive
Malvern, PA 19355

August 29, 2007

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Quaker Investment Trust (the “Trust”)
Post-Effective Amendment Nos. 38/36 (File Nos. 033-38074, 811-6260)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 38/36 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. As authorized by the Trust’s Board of Trustees, the Trust is filing this Amendment for the purpose of registering Class C and Class I Shares for the Quaker Core Value Fund.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectus and the statement of additional information.

Please contact Suzan Barron of Brown Brothers Harriman & Co., the Trust’s administrator, at 617-772-1616 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Justin Brundage
Justin Brundage Secretary Quaker Investment Trust

cc: T. Richards and J. Kopcsik (via email)

Enclosures